Finance income and charges - Narrative (Details) £ in Millions	6 Months Ended
	Dec. 31, 2019 GBP (£) ves / £	Dec. 31, 2018 GBP (£) ves / £
Disclosure of geographical areas [line items]
Interest expense on lease liabilities	£ 7	£ 4
Venezuelan bolivar soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	2,525,956	10,466
IFRS 16
Disclosure of geographical areas [line items]
Interest expense on lease liabilities	£ 4